Popular, Inc. (Holding company only) financial information (Notes payable by contractual maturities) (Details) - Notes Payable - Popular, Inc. Holding Co. $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure
2021	$ 0
2022	0
2023	296,574
2024	0
2025	0
Later years	290,812
Total	$ 587,386